BALANCE SHEET (Parenthetical)	Dec. 31, 2020 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preference shares, shares issued	0
Preference shares, shares outstanding	0
Temporary Equity, Shares Outstanding	23,000,000
Class A ordinary shares
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	300,000,000
Common shares, shares issued	0
Common shares, shares outstanding	0
Temporary equity, par value | $ / shares	$ 10.10
Temporary Equity, Shares Outstanding	23,000,000
Class A ordinary shares subject to redemption
Temporary Equity, Shares Issued	23,000,000
Temporary Equity, Shares Outstanding	23,000,000
Class B ordinary shares
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	30,000,000
Common shares, shares issued	5,750,000
Common shares, shares outstanding	5,750,000